Employee compensation and benefits - Year in which income statement is expected to reflect deferred bonuses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	$ 498	$ 320	$ 253
Deferred incentive cash awards	184	114	67
Deferred incentive equity awards	314	206	186
Variable compensation from 2017 bonus pool
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	162
Variable compensation from 2016 bonus pool
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	126	152
Variable compensation from 2015 bonus pool and earlier
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	210	$ 168	$ 253
2018
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	353
Deferred incentive cash awards	117
Deferred incentive equity awards	236
2018 | Variable compensation from 2017 bonus pool
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	162
2018 | Variable compensation from 2016 bonus pool
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	109
2018 | Variable compensation from 2015 bonus pool and earlier
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	82
2019 and beyond
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	280
Deferred incentive cash awards	99
Deferred incentive equity awards	181
2019 and beyond | Variable compensation from 2017 bonus pool
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	175
2019 and beyond | Variable compensation from 2016 bonus pool
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	84
2019 and beyond | Variable compensation from 2015 bonus pool and earlier
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	$ 21